Details of Selected Consolidated Balance Sheet Captions (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current		$ 226,936	$ 226,267
Less: allowance for doubtful accounts		(11,056)	(12,934)
Net accounts receivable		215,880	213,333
Schedule of Other Current Assets [Abstract]
Assets from risk management activities current		3,029	378
Deferred gas cost		45,184	9,715
Taxes receivable		5,456	4,479
Prepaid expenses		21,489	21,654
Materials and supplies		5,825	12,587
Other		7,102	1,116
Total other current assets		88,085	49,929
Public Utilities, Property, Plant and Equipment [Abstract]
Production plant		66	131
Storage plant		353,523	286,011
Transmission plant		2,232,927	1,844,117
Distribution plant		6,598,990	6,019,001
General plant		732,606	740,863
Intangible plant		40,515	41,131
Property, plant and equipment		9,958,627	8,931,254
Construction in progress		183,879	280,421
Total property, plant and equipment and construction in progress		10,142,506	9,211,675
Less accumulated depreciation and amortization		(1,873,900)	(1,794,975)
Net property, plant and equipment	[1]	8,268,606	7,416,700
Plant acquisition adjustments		(59,800)	(68,100)
Goodwill [Line Items]
Goodwill, Beginning Balance	[2]	726,257
Goodwill, Other Changes	[3]	705
Goodwill, Ending Balance	[2]	726,962
Schedule of Other Noncurrent Assets [Abstract]
Marketable securities		72,701	74,200
Regulatory assets		214,890	182,573
Assets from risk management activities noncurrent		1,822	368
Other		15,606	18,283
Total		305,019	275,424
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable		114,361	78,376
Accrued gas payable		47,107	56,468
Accrued liabilities		35,017	39,802
Total		196,485	174,646
Schedule of Other Current Liabilities [Abstract]
Customer deposits		81,219	99,043
Accrued employee costs		47,058	47,602
Deferred gas costs		20,180	28,100
Accrued interest		34,863	34,914
Liabilities from risk management activities current		56,771	9,568
Taxes payable		104,145	92,912
Pension and postretirement obligations		36,606	21,857
Regulatory cost of removal accrual		52,610	56,123
Current deferred tax liability		0	55,918
Other		5,633	1,653
Total		439,085	447,690
Schedule of Other Noncurrent Liabilities [Abstract]
Customer advances for construction		9,850	9,316
Regulatory liabilities		4,152	3,693
Asset retirement obligation		13,404	9,063
Liabilities from risk management activities noncurrent		184,048	110,539
Other		33,920	28,738
Total		245,374	161,349
Distribution Segment [Member]
Public Utilities, Property, Plant and Equipment [Abstract]
Net property, plant and equipment		6,208,465	5,656,788
Goodwill [Line Items]
Goodwill, Beginning Balance		583,285
Goodwill, Other Changes	[3]	665
Goodwill, Ending Balance		583,950
Pipeline and Storage Segment [Member]
Public Utilities, Property, Plant and Equipment [Abstract]
Net property, plant and equipment		2,060,141	1,759,912
Goodwill [Line Items]
Goodwill, Beginning Balance		142,972
Goodwill, Other Changes	[3]	40
Goodwill, Ending Balance		143,012
Trade Accounts Receivable [Member] | Billed Revenues [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current		120,128	120,482
Trade Accounts Receivable [Member] | Unbilled Revenues [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current		67,396	65,008
Other Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current		$ 39,412	$ 40,777

[1]	Net property, plant and equipment includes plant acquisition adjustments of $(59.8) million and $(68.1) million at September 30, 2016 and 2015.
[2]	Natural gas marketing had goodwill of $16.4 million at September 30, 2016 and 2015 classified as assets held for sale on the consolidated balance sheet.
[3]	We annually adjust certain deferred taxes recorded in connection with acquisitions completed in fiscal 2001 and fiscal 2004, which resulted in an increase to goodwill and net deferred tax liabilities of $0.7 million for fiscal 2016.